Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
ACCOUNTS RECEIVABLE, NET [Text Block]

NOTE 4 -	ACCOUNTS RECEIVABLE, NET

   Accounts receivable consist of the following:

	December 31,	December 31,
	2011	2010

Accounts receivable	$4,884	$985
Less: Provision for doubtful receivables	(49)	(49)

Accounts receivable, net	$4,835	$936

        Charges to provisions for doubtful accounts are summarized as follows:

	Balance at	Charges to		Balance at
	beginning of	costs and	Amount	end of
Allowance for doubtful receivables	period	expenses	utilized	period

Year ended December 31, 2011	$(49)	$—	$—	$(49)
Year ended December 31, 2010	$(49)	$—	$—	$(49)
Year ended December 31, 2009	$(100)	$(49)	$100	$(49)